United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
            REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 06-30-00

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:                          Capital Technology, Inc.
ADDRESS:                       P.O. Box 472428
                               Charlotte, NC 28247-2428

13F FILE NUMBER: 28-2422

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION "IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I" "UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL" PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT "ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND " COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Katy Y. Whitt
Title:         Vice President
Phone:         704-541-1437



Signature, Place, and Date of Signing:

    /s/ Katy Y. Whitt                   Charlotte, NC              7/6/00
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                REPORT SUMMARY:

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:                 70

FORM 13F INFORMATION TABLE VALUE TOTAL:            233,225


List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAR Corp.                      COM              000361105     5411   450900 SH       SOLE                   136400            314500
Abercrombie & Fitch Co.        COM              002896207     3398   278800 SH       SOLE                    69100            209700
Advanace Paradigm, Inc.        COM              007491103     9016   439800 SH       SOLE                   123900            315900
Applied Signal Technology Inc. COM              038237103     4854   419800 SH       SOLE                   121800            298000
Aspeon Inc.                    COM              045354107     3798   779100 SH       SOLE                   249600            529500
Atlantic American Corporation  COM              048209100      730   271600 SH       SOLE                    67100            204500
Aura Systems Inc.              COM              051526101     1097  4219700 SH       SOLE                  1165600           3054100
Avid Technology Inc.           COM              05367p100     2078   173200 SH       SOLE                    42700            130500
Billing Concepts Corp.         COM              090063108     4522  1019025 SH       SOLE                   251325            767700
Broadbase Software Inc.        COM              11130r100     1841    60100 SH       SOLE                    14900             45200
CBRL Group, Inc.               COM              12489v106     7573   515600 SH       SOLE                   147900            367700
CMI Corp                       COM              125761304     2921   834500 SH       SOLE                   229800            604700
Chattem Inc.                   COM              162456107     5442   397600 SH       SOLE                   119100            278500
Checkpoint Systems Inc.        COM              162825103     4704   627200 SH       SOLE                   147500            479700
Conseco Inc.                   COM              208464107     1926   197500 SH       SOLE                    48700            148800
Cullen/Frost Bankers, Inc.     COM              229899109     4147   157600 SH       SOLE                    41800            115800
Del Global Technologies Corp.  COM              245073101     3640   374500 SH       SOLE                   108800            265700
East West Bancorp Inc.         COM              27579r104     4140   288000 SH       SOLE                    70000            218000
Energen Corp                   COM              29265n108     4424   202800 SH       SOLE                    50500            152300
FPIC Insurance Group Inc.      COM              302563101     3765   240000 SH       SOLE                    59900            180100
First Charter Corp             COM              319439105     3111   197500 SH       SOLE                    41400            156100
First Washington Bancorp Inc.  COM              33748t104     3230   231730 SH       SOLE                    71750            159980
Fleetwood Enterprises          COM              339099103     4878   342300 SH       SOLE                    96700            245600
Franklin Covey Co.             COM              353469109     4030   580900 SH       SOLE                   142000            438900
GTSI Corp.                     COM              383750106      648   207500 SH       SOLE                                     207500
GameTech International Inc.    COM              36466d102      253    54750 SH       SOLE                    13250             41500
Gartner Group Inc.             COM              366651107      808    67300 SH       SOLE                    16500             50800
Granite Construction Inc.      COM              387328107     5167   210900 SH       SOLE                    55700            155200
Hibernia Corp.                 COM              428656102     3521   323800 SH       SOLE                    78800            245000
IEC Electronics Corp           COM              44949L105      274   175600 SH       SOLE                    42100            133500
INSpire Insurance Solutions In COM              457732105     2066   688600 SH       SOLE                   168800            519800
Infogrames Inc.                COM              45665t107     1543   189900 SH       SOLE                    47840            142060
Iomega Corp.                   COM              462030107     3818   954500 SH       SOLE                   236300            718200
John H. Harland Co.            COM              412693103     4496   301000 SH       SOLE                    92200            208800
Laboratory Corp. of America Ho COM              50540r409     4597    59610 SH       SOLE                    14720             44890
Lanier Worldwide Inc.          COM              51589L105     1243  1243400 SH       SOLE                   303600            939800
Logility, Inc.                 COM              54140y103      631   164150 SH       SOLE                    17350            146800
MTS Systems Corp.              COM              553777103     3024   483800 SH       SOLE                   118500            365300
Meadow Valley Corp.            COM              583185103      392   116000 SH       SOLE                    54500             61500
Midway Games                   COM              598148104     1492   180900 SH       SOLE                    44700            136200
Minerals Technologies Inc.     COM              603158106     1610    35000 SH       SOLE                    12200             22800
Navigant Consulting Inc.       COM              63935n107     1875   441200 SH       SOLE                   108000            333200
NetManage Inc.                 COM              641144100     4983  1115100 SH       SOLE                   133100            982000
Orthologic Corp.               COM              68750j107     4256   862000 SH       SOLE                   179800            682200
PSS World Medical Inc.         COM              69366a100     3094   460500 SH       SOLE                   111400            349100
Parexel International          COM              699462107     6213   649700 SH       SOLE                   158300            491400
Patina Oil & Gas Corp.         COM              703224105     4795   231100 SH       SOLE                    56750            174350
Penn Treaty American Corp.     COM              707874103     3482   204800 SH       SOLE                    51800            153000
Pillowtex Corp.                COM              721501104     5245  1234200 SH       SOLE                   350600            883600
Presidential Life Corporation  COM              740884101     3139   226200 SH       SOLE                    56100            170100
Printrak International Inc.    COM              742574106     5004   563800 SH       SOLE                   178700            385100
Raymond James Financial, Inc.  COM              754730109     4412   196100 SH       SOLE                    57700            138400
Republic Bancshares, Inc.      COM              759929102     2432   202700 SH       SOLE                    52500            150200
Right Management Consultants I COM              766573109      167    15900 SH       SOLE                    15900
ScanSoft Inc.                  COM              80603p107      349   124111 SH       SOLE                    29917             94194
Scios Inc.                     COM              808905103     7008  1245900 SH       SOLE                   325000            920900
SilverStream Software Inc.     COM              827907106     2350    40700 SH       SOLE                    10000             30700
Sovereign Bancorp              COM              845905108     5333   758400 SH       SOLE                   213300            545100
Storage Technology             COM              862111200     3085   282100 SH       SOLE                    69800            212300
Systemax Inc.                  COM              871851101      743   191850 SH       SOLE                    49150            142700
Tetra Technologies Inc.        COM              88162f105     5310   374300 SH       SOLE                    93100            281200
Tommy Hilfiger Corp.           COM              g8915z102     3464   461900 SH       SOLE                   114400            347500
Topps Co. Inc.                 COM              890786106     5203   452400 SH       SOLE                   112100            340300
Trinity Industries, Inc.       COM              896522109     4577   247400 SH       SOLE                    71200            176200
UICI                           COM              902737105     1940   295600 SH       SOLE                    73000            222600
Uno Restaurant Corp.           COM              914900105     4029   377025 SH       SOLE                    77255            299770
Urologix, Inc.                 COM              917273104      938   231000 SH       SOLE                    54100            176900
VTEL Corp.                     COM              918333105      157    41850 SH       SOLE                     9900             31950
Winnebago Industries Inc.      COM              974637100     4910   375900 SH       SOLE                   109400            266500
autobytel.com inc.             COM              05275n106     4472   726400 SH       SOLE                   213100            513300